UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ]  is  a  restatement.
                                                [ ]  adds  new  holdings
                                                     entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.
           -------------------------------------------
Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221
           -------------------------------------------

Form  13F  File  Number:  28-7320
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  James P. Julian
        -------------------------
Title:  Vice President
        -------------------------
Phone:  716-633-6555
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              04/24/2002
-------------------              -----------------------              ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  -----------------------------------------

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            41
                                              ------------

Form  13F  Information  Table  Value  Total:  $191,446,533
                                              ------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
FANNIE MAE                     COMMON           313586109 13241708  165770          sole    none        x      0    0
AUTOMATIC DATA PROCESSING      COMMON           53015103  11825605  202945          sole    none        x      0    0
GENERAL ELECTRIC CO.           COMMON           369604103 10847205  289645          sole    none        x      0    0
WYETH                          COMMON           983024100 10603328  161513          sole    none        x      0    0
AFLAC INC                      COMMON           1055102   10474418  355065          sole    none        x      0    0
INTEL CORP                     COMMON           458140100 10338944  339985          sole    none        x      0    0
PEPSICO INC                    COMMON           713448108  9540427  185251          sole    none        x      0    0
SYSCO CORP                     COMMON           871829107  8860268  297125          sole    none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  8229151  110905          sole    none        x      0    0
MERCK & CO INC                 COMMON           589331107  8128914  141176          sole    none        x      0    0
MEDTRONIC                      COMMON           585055106  7805054  172640          sole    none        x      0    0
WAL MART STORES INC            COMMON           931142103  7394803  120633          sole    none        x      0    0
INTERPUBLIC GROUP              COMMON           460690100  7068570  206201          sole    none        x      0    0
PFIZER                         COMMON           717081103  6852964  172445          sole    none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  6794775  113625          sole    none        x      0    0
ROYAL DUTCH PETE CO.           COMMON           780257705  6384121  117528          sole    none        x      0    0
PHILIP MORRIS COS INC          COMMON           718154107  6364116  120830          sole    none        x      0    0
SCHLUMBERGER                   COMMON           806857108  6102516  103749          sole    none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5786710   80215          sole    none        x      0    0
MICROSOFT                      COMMON           594918104  4872746   80795          sole    none        x      0    0
DISNEY WALT COMPANY            COMMON           254687106  3517207  152392          sole    none        x      0    0
CISCO                          COMMON           17275R102  3217293  190035          sole    none        x      0    0
AGILENT                        COMMON           00846U101  3099833   88668          sole    none        x      0    0
AOL TIME WARNER                COMMON           55622104   2886956  122070          sole    none        x      0    0
CORNING INC.                   COMMON           219350105  2092947  274665          sole    none        x      0    0
EXXON CORP                     COMMON           302290101  1617064   36894          sole    none        x      0    0
EMC                            COMMON           268648102  1555620  130505          sole    none        x      0    0
SARA LEE CORP                  COMMON           803111103   940096   45284          sole    none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   648980    9992          sole    none        x      0    0
WORLDCOM                       COMMON           55268B106   583347   86550          sole    none        x      0    0
J P MORGAN CHASE               COMMON           46625H100   575605   16146          sole    none        x      0    0
CITIGROUP                      COMMON           172967101   489208    9879          sole    none        x      0    0
COCA COLA CO.                  COMMON           191216100   438984    8400          sole    none        x      0    0
KEY CORP                       COMMON           493267108   409344   15360          sole    none        x      0    0
M&T                            COMMON           55261F104   393009    4890          sole    none        x      0    0
GILLETTE CO.                   COMMON           375766102   289085    8500          sole    none        x      0    0
BERKSHIRE HATHWAY, CL A        COMMON           84670108    284400       4          sole    none        x      0    0
HEWLETT PACKARD CO.            COMMON           428236103   238602   13300          sole    none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109   222793    2473          sole    none        x      0    0
COMCAST                        COMMON           200300200   222600    7000          sole    none        x      0    0
LUCENT                         COMMON           549463107   207217   43809          sole    none        x      0    0
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